Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (76,479)		$ (47,478)		$ (23,391)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	13,498		15,645		15,030
Share-based compensation expense	3,345		3,822		5,460
Impairment of long-lived assets	2,367		2,559
Impairment of goodwill	14,765	[1]		[1]
Other than temporary impairment of marketable securities	3,471		2,108
Accrued severance pay and pensions, net	(787)		1,422		(488)
Decrease in accrued interest and exchange rate on bank deposits					84
Accrued interest and amortization of premium on marketable securities			(40)		(323)
Decrease (increase) in trade receivables, net	(33,876)		15,505		(9,459)
Decrease (increase) in other accounts receivable and prepaid expenses	11,283		2,767		(2,294)
Decrease in inventories	1,792		401		27,210
Increase (decrease) in trade payables	25,155		(24,067)		24,986
Increase (decrease) in deferred revenues	9,699		(8,751)		(21,589)
Decrease (increase) in deferred tax asset, net	9,788		3,572		(743)
Increase (decrease) in other accounts payable and accrued expenses (including other long term liabilities)	(16,300)		3,023		(7,274)
Net cash provided by (used in) operating activities	(32,279)		(29,512)		7,209
Cash flows from investing activities:
Purchase of property and equipment	(12,691)		(16,423)		(14,530)
Investment in short-term bank deposits	(36)		(679)		(1,266)
Proceeds from maturities of short-term bank deposits	69		635		7,920
Investment in marketable securities			(7,867)		(64)
Proceeds from sale of marketable securities	5,161		513		9,781
Net cash provided by (used in) investing activities	(7,497)		(23,821)		1,841
Cash flows from financing activities:
Proceeds and loans from financial institutions	22,691		23,690		27,000
Repayment of bank loan	(29,012)		(10,234)		(18,232)
Proceeds from issuance of shares, net	45,149		34,959
Proceeds from exercise of options			1,145		736
Net cash provided by financing activities	38,828		49,560		9,504
Effect of exchange rate changes on cash	(36)		(919)		(446)
Increase (decrease) in cash and cash equivalents	(984)		(4,692)		18,108
Cash and cash equivalents at the beginning of the year	42,407		47,099		28,991
Cash and cash equivalents at the end of the year	41,423		42,407		47,099
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	2,572		1,778		2,326
Cash paid during the year for interest	$ 3,541		$ 2,597		$ 2,113

[1]	During the fourth quarter of 2014, the Company determined that sufficient indicators of potential impairment existed to require additional goodwill impairment analysis. These indicators included the trading value of the Company's stock at the time of the impairment test, coupled with existing market conditions and business trends. Based on the step one and step two analyses (see also note 2l), the Company recorded complete goodwill impairment charge in 2014, in the amount of $ 14,765.